UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Strategic Partners Mutual Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2009

Date of reporting period:	7/31/2009

Item 1. Schedule of Investments
Dryden Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace & Defense — 0.4%
L-3 Communications Holdings, Inc.	6,700	$505,850

Auto Components — 0.5%
Autoliv, Inc.	19,200	687,552

Automobiles — 0.2%
Harley-Davidson, Inc.(a)	9,800	221,480

Beverages — 1.4%
Coca-Cola Enterprises, Inc.	51,900	975,201
Constellation Brands, Inc. (Class A Stock)*	60,800	830,528

		1,805,729

Building Products — 0.2%
Masco Corp.(a)	22,500	313,425

Capital Markets — 1.5%
Ameriprise Financial, Inc.	38,300	1,064,740
Investment Technology Group, Inc.*	17,800	397,830
Raymond James Financial, Inc.	24,800	508,896

		1,971,466

Chemicals — 3.7%
Ashland, Inc.(a)	14,100	467,274
Cabot Corp.	17,800	325,740
Celanese Corp. (Class A Stock)	33,200	853,240
Cytec Industries, Inc.	20,600	517,060
Eastman Chemical Co.	22,500	1,117,350
PPG Industries, Inc.	28,500	1,567,500

		4,848,164

Commercial Banks — 3.4%
Associated Banc-Corp.	32,000	346,880
Bank of Hawaii Corp.	11,500	441,255
City National Corp.	15,600	615,264
Comerica, Inc.(a)	29,500	703,280
Commerce Bancshares, Inc.	16,096	590,079
M&T Bank Corp.	13,500	787,320
TCF Financial Corp.	36,300	513,282
Wilmington Trust Corp.	20,300	233,247
Zions Bancorp(a)	17,000	230,860

		4,461,467

Commercial Services & Supplies — 2.6%
Avery Dennison Corp.	23,400	625,482
Brink’s Co. (The)	14,800	401,820
Cintas Corp.(a)	27,200	684,896
HNI Corp.(a)	17,400	387,672
Pitney Bowes, Inc.	33,100	683,515
RR Donnelley & Sons Co.	46,400	644,960

		3,428,345

Communications Equipment — 0.3%
CommScope, Inc.*	16,500	422,400

Computers & Peripherals — 1.7%
Lexmark International, Inc. (Class A Stock)*	32,900	476,392
NCR Corp.*	24,900	322,206
Seagate Technology (Cayman Islands)(a)	38,300	461,132
Western Digital Corp.*	30,800	931,700

		2,191,430

Consumer Finance — 0.7%
AmeriCredit Corp.*(a)	26,400	414,216
Discover Financial Services	46,700	554,796

		969,012

Containers & Packaging — 1.2%
Bemis Co., Inc.	7,600	200,032
Sealed Air Corp.	40,400	742,956
Sonoco Products Co.	22,900	606,392

		1,549,380

Diversified Telecommunication — 0.2%
Frontier Communications Corp.	38,300	268,100

Diversified Telecommunication Services — 2.0%
CenturyTel, Inc.	65,891	2,068,319
Windstream Corp.	64,300	563,911

		2,632,230

Electric Utilities — 3.2%
American Electric Power Co., Inc.	32,600	1,009,296
Edison International	50,000	1,616,000
Great Plains Energy, Inc.(a)	31,600	503,388
NV Energy, Inc.	12,700	146,050
Pinnacle West Capital Corp.	25,800	824,568
Progress Energy, Inc.	2,300	90,712

		4,190,014

Electrical Equipment — 2.4%
Cooper Industries Ltd. (Class A Stock) (Bermuda)(a)	24,100	794,095
General Cable Corp.*(a)	13,200	511,764
Hubbell, Inc. (Class B Stock)	13,000	485,160
Rockwell Automation, Inc.	23,200	960,712
Thomas & Betts Corp.*	13,500	359,640

		3,111,371

Electronic Equipment & Instruments — 2.7%
Arrow Electronics, Inc.*	28,800	742,176
Avnet, Inc.*	39,500	963,800
Ingram Micro, Inc. (Class A Stock)*	47,000	790,540
Jabil Circuit, Inc.(a)	46,700	427,772
Tech Data Corp.*	12,000	419,160
Vishay Intertechnology, Inc.*	19,700	140,067

		3,483,515

Energy Equipment & Services — 5.3%
BJ Services Co.	54,700	775,646
ENSCO International, Inc.	19,700	746,433
Helix Energy Solutions Group, Inc.*	35,200	369,248
Helmerich & Payne, Inc.(a)	16,300	560,068
Nabors Industries Ltd. (Bermuda)*	45,600	776,112
Oil States International, Inc.*	6,500	176,280
Patterson-UTI Energy, Inc.	33,800	466,778
Pride International, Inc.*	10,000	250,700
Rowan Cos., Inc.(a)	23,500	501,255
SEACOR Holdings, Inc.*(a)	9,500	755,060
Superior Energy Services, Inc.*	23,600	391,524
Tidewater, Inc.(a)	16,100	724,500
Unit Corp.*(a)	11,700	370,773

		6,864,377

Exchange Traded Fund — 1.5%
iShares Russell Midcap Value Index Fund	63,500	2,005,330

Food & Staples Retailing — 1.9%
Kroger Co. (The)	21,000	448,980
Safeway, Inc.	67,800	1,283,454
SUPERVALU, Inc.	48,300	716,289

		2,448,723

Food Products — 1.8%
Bunge Ltd. (Bermuda)(a)	24,400	1,707,268
Dean Foods Co.*	2,900	61,451
Del Monte Foods Co.	61,300	592,158

		2,360,877

Gas Utilities — 1.9%
Atmos Energy Corp.(a)	33,300	904,428
Energen Corp.	21,500	888,380
ONEOK, Inc.	10,100	334,310
UGI Corp.	11,300	298,772

		2,425,890

Healthcare Equipment & Supplies — 0.8%
Hill-Rom Holdings, Inc.(a)	26,200	449,068
Kinetic Concepts, Inc.*(a)	19,200	607,104

		1,056,172

Healthcare Providers & Services — 4.6%
Aetna, Inc.	12,700	342,519
CIGNA Corp.(a)	51,000	1,448,400
Community Health Systems, Inc.*	22,600	640,032

Coventry Health Care, Inc.*	34,800	800,400
Health Net, Inc.*	18,800	254,364
Humana, Inc.*	10,400	341,640
LifePoint Hospitals, Inc.*(a)	30,700	849,162
Lincare Holdings, Inc.*(a)	21,400	560,252
Omnicare, Inc.	33,900	809,193

		6,045,962

Healthcare Technology — 0.3%
IMS Health, Inc.	35,800	429,600

Hotels, Restaurants & Leisure — 2.1%
Brinker International, Inc.	33,000	549,120
Carnival Corp. (Panama)	10,200	285,498
Darden Restaurants, Inc.	17,600	570,064
International Speedway Corp. (Class A Stock)	17,400	444,918
Royal Caribbean Cruises Ltd. (Liberia)(a)	30,400	441,408
Starwood Hotels & Resorts Worldwide, Inc.(a)	17,200	406,092

		2,697,100

Household Durables — 4.1%
Black & Decker Corp. (The)	14,700	552,720
Fortune Brands, Inc.	22,700	898,239
Garmin Ltd. (Cayman Islands)	16,800	464,688
Jarden Corp.*	18,300	451,095
Leggett & Platt, Inc.	5,500	95,425
Mohawk Industries, Inc.*	15,200	784,016
Newell Rubbermaid, Inc.	48,100	619,047
Stanley Works (The)(a)	16,900	678,535
Whirlpool Corp.(a)	14,400	822,096

		5,365,861

Independent Power Producers & Energy Traders — 0.9%
AES Corp. (The)*	58,000	741,820
Mirant Corp.*(a)	20,800	375,648

		1,117,468

Industrial Conglomerates — 1.0%
Carlisle Cos., Inc.	17,700	554,718
Textron, Inc.	56,600	760,704

		1,315,422

Insurance — 6.7%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	15,100	656,246
American Financial Group, Inc.	34,200	834,138
Arch Capital Group Ltd. (Bermuda)*	11,200	696,528
AXIS Capital Holdings Ltd. (Bermuda)	21,400	609,044
Cincinnati Financial Corp.	25,800	623,070
First American Corp.(a)	27,700	818,535
HCC Insurance Holdings, Inc.	27,600	692,760
Lincoln National Corp.(a)	35,000	741,650
PartnerRe Ltd. (Bermuda)	13,500	925,965
Protective Life Corp.	23,700	354,315
StanCorp Financial Group, Inc.	18,000	619,560
Unitrin, Inc.	19,100	251,929
Unum Group	48,200	904,714

		8,728,454

IT Services — 2.6%
Affiliated Computer Services, Inc. (Class A Stock)*	14,800	701,668
Alliance Data Systems Corp.*(a)	6,900	351,900
Computer Sciences Corp.*	31,400	1,512,538
Convergys Corp.*	39,300	420,903
DST Systems, Inc.*	7,700	341,341

		3,328,350

Machinery — 3.7%
Crane Co.	22,800	483,816
Eaton Corp.	22,600	1,173,392
Harsco Corp.	3,300	90,783
Kennametal, Inc.	20,400	434,928
Oshkosh Corp.	15,400	422,730
Parker Hannifin Corp.	9,500	420,660
Terex Corp.*(a)	27,300	414,414
Timken Co.	32,400	660,312
Toro Co. (The)(a)	8,500	294,610
Trinity Industries, Inc.	28,800	402,048

		4,797,693

Media — 1.9%
CBS Corp. (Class B Stock)(a)	62,600	512,694
DISH Network Corp. (Class A Stock)*	37,700	639,015
McGraw-Hill Cos., Inc. (The)	26,600	833,910
Meredith Corp.(a)	20,300	537,341

		2,522,960

Metals & Mining — 2.3%
Allegheny Technologies, Inc.(a)	14,900	403,492
Carpenter Technology Corp.	25,200	470,988
Reliance Steel & Aluminum Co.(a)	16,100	542,731
Steel Dynamics, Inc.(a)	39,800	651,128
United States Steel Corp.	22,100	878,475

		2,946,814

Multi-Line Retail — 2.1%
JC Penney Co., Inc.	33,000	994,950
Kohl’s Corp.*(a)	14,900	723,395
Macy’s, Inc.(a)	58,600	815,126
Nordstrom, Inc.	6,400	169,216

		2,702,687

Multi-Utilities — 7.0%
Ameren Corp.	32,100	816,303
CenterPoint Energy, Inc.	54,900	661,545
DTE Energy Co.	24,400	840,824
MDU Resources Group, Inc.	26,400	531,432
NiSource, Inc.	83,300	1,072,904
OGE Energy Corp.	15,100	454,510
PG&E Corp.	27,800	1,122,286
SCANA Corp.	28,100	993,335
Sempra Energy(a)	8,800	461,384
TECO Energy, Inc.(a)	19,900	268,451
Vectren Corp.	18,000	442,080
Xcel Energy, Inc.	73,300	1,461,602

		9,126,656

Office Electronics — 0.7%
Xerox Corp.	104,600	856,674

Oil, Gas & Consumable Fuels — 6.3%
Arch Coal, Inc.	16,000	278,560
Cimarex Energy Co.(a)	23,100	826,518
El Paso Corp.	80,200	806,812
Frontier Oil Corp.(a)	23,000	319,700
Frontline Ltd. (Bermuda)(a)	10,100	230,987
Hess Corp.	4,000	220,800
Holly Corp.	8,000	170,160
Murphy Oil Corp.	18,700	1,088,340
Noble Energy, Inc.	23,000	1,405,760
Overseas Shipholding Group, Inc.(a)	11,800	405,330
Plains Exploration & Production Co.*	3,057	87,583
Southern Union Co.	30,600	593,028
St. Mary Land & Exploration Co.	10,800	257,796
Sunoco, Inc.	23,100	570,339
Talisman Energy, Inc. (Canada)(a)	12,900	198,531
Teekay Corp. (Marshall Island)	4,000	71,200
Tesoro Corp.	31,500	412,335
Whiting Petroleum Corp.*	5,900	271,164

		8,214,943

Paper & Forest Products — 0.8%
International Paper Co.	55,300	1,040,193

Personal Products — 0.3%
Herbalife Ltd. (Cayman Islands)	11,500	395,715

Pharmaceuticals — 1.8%
Endo Pharmaceuticals Holdings, Inc.*(a)	25,800	542,058
Forest Laboratories, Inc.*	39,300	1,015,119
King Pharmaceuticals, Inc.*(a)	49,100	445,337
Sepracor, Inc.*	17,300	300,155

		2,302,669

Professional Services — 0.6%
Manpower, Inc.	15,300	733,635

Real Estate Investment Trusts — 2.2%
Annaly Capital Management, Inc.(a)	33,900	571,215
Hospitality Properties Trust	52,500	828,975
Host Hotels & Resorts, Inc.	106,400	966,112
SL Green Realty Corp.(a)	21,300	549,114

		2,915,416

Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(a)	15,000	569,400

Road & Rail — 1.1%
Con-Way, Inc.(a)	18,800	856,340
Ryder System, Inc.	16,300	572,619

		1,428,959

Semiconductors & Semiconductor Equipment — 0.4%
National Semiconductor Corp.(a)	37,900	570,774

Specialty Retail — 2.6%
Abercrombie & Fitch Co. (Class A Stock)	8,700	248,733
American Eagle Outfitters, Inc.	18,300	263,337
Barnes & Noble, Inc.(a)	18,400	423,752
Foot Locker, Inc.	30,300	335,724
Gap, Inc. (The)(a)	39,200	639,744
Limited Brands, Inc.(a)	30,500	394,670
Penske Auto Group, Inc.	4,200	86,856
RadioShack Corp.(a)	32,700	507,177
Signet Jewelers Ltd. (Bermuda)	17,600	388,608
Williams-Sonoma, Inc.	11,000	154,660

		3,443,261

Thrifts & Mortgage Finance — 0.1%
Astoria Financial Corp.	13,100	127,201

Trading Companies & Distributors — 0.5%
GATX Corp.	13,800	348,036
WESCO International, Inc.*	12,700	313,563

		661,599

Wireless Telecommunication Services — 0.6%
NII Holdings, Inc.*	33,600	773,472
Telephone & Data Systems, Inc.	2,600	66,924

		840,396

TOTAL LONG-TERM INVESTMENTS (Cost $152,796,232)		129,448,161

SHORT-TERM INVESTMENT — 23.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $30,452,711; includes $28,960,964 of cash collateral for securities on loan)(b)(c)	30,452,711	30,452,711

TOTAL INVESTMENTS — 122.5% (Cost $183,248,943)(d)		159,900,872
Liabilities in excess of other assets — (22.5)%		(29,374,754)

NET ASSETS — 100.0%		$130,526,118

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $28,368,568; cash collateral of $28,960,964 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(d)	The United States federal income tax basis of the Schedule of Investments was $183,900,855; accordingly, net unrealized depreciation on investments for federal income tax purposes was $23,999,983 (gross unrealized appreciation $8,520,675; gross unrealized depreciation $32,520,658). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Common Stocks	$129,448,161	$—	$—
Affiliated Money Market Mutual Fund	30,452,711	—	—

	$159,900,872	$—	$—
Other Financial Instruments*	—	—	—

Total	$159,900,872	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of October 31, 2008 and July 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Jennison Equity Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 85.6%
Airlines — 0.5%
Jazz Air Income Fund (Canada)	173,400	$590,743

Beverages — 1.7%
Molson Coors Brewing Co. (Class B Stock)	48,100	2,174,601

Capital Markets — 2.6%
Goldman Sachs Group, Inc. (The)	21,200	3,461,960

Commercial Services & Supplies — 5.8%
IESI-BFC Ltd. (Canada) (XNYS)	149,800	1,993,838
IESI-BFC Ltd. (Canada) (XTSE)	203,500	2,737,262
Republic Services, Inc.	67,800	1,803,480
Waste Management, Inc.	38,600	1,085,046

		7,619,626

Communications Equipment — 1.9%
QUALCOMM, Inc.	52,600	2,430,646

Diversified Financial Services — 2.9%
Bank of America Corp.	57,100	844,509
JPMorgan Chase & Co.	24,300	939,195
TCW Energy Partners LLC, 144A (original cost $2,000,000; purchased 12/14/07)(c)(d)	100,000	2,079,937

		3,863,641

Diversified Telecommunication Services — 11.3%
Alaska Communications Systems Group, Inc.	191,800	1,421,238
BCE, Inc. (Canada)	25,400	585,216
CenturyTel, Inc.	67,900	2,131,381
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	105,786	1,847,022
Consolidated Communications Holdings, Inc.	248,200	3,134,766
Koninklijke (Royal) KPN NV (Netherlands)	68,300	1,026,529
Otelco, Inc. (One Share of Class A Common Stock and $7.50 Principal amount of 13.00% senior subordinated notes due 2019), IDS	135,000	1,575,450
Telstra Corp. Ltd., ADR (Australia)(a)	92,900	1,358,198
Windstream Corp.	209,400	1,836,438

		14,916,238

Electric Utilities — 8.2%
Cia Energetica de Minas Gerais, ADR (Brazil)(a)	93,238	1,331,439
CPFL Energia SA (Brazil)	4,000	70,320
CPFL Energia SA, 144A (Brazil)	72,000	1,265,765
Equatorial Energia SA (Brazil)	272,600	2,454,605
Great Plains Energy, Inc.(a)	86,000	1,369,980
Pepco Holdings, Inc.	64,000	920,320
Portland General Electric Co.	64,600	1,229,338
Southern Co. (The)	42,200	1,325,080
UniSource Energy Corp.	30,500	841,800

		10,808,647

Food Products — 5.6%
B&G Foods, Inc. (Class A Stock)	407,092	3,399,218
Cadbury PLC, ADR (United Kingdom)	24,300	960,579
ConAgra Foods, Inc.	153,200	3,007,316

		7,367,113

Gas Utilities — 1.3%
ONEOK, Inc.	49,900	1,651,690

Healthcare Equipment & Supplies — 0.9%
Baxter International, Inc.	20,700	1,166,859

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	24,700	1,359,982

Household Products — 2.0%
Kimberly-Clark Corp.	44,600	2,606,870

Machinery — 1.5%
New Flyer Industries, Inc. (One Share of Common Stock and $5.53 Principal amount of 14.00% subordinated notes), IDS (Canada)	163,000	1,346,670
New Flyer Industries, Inc., 144A (Canada)(d)	79,800	659,290

		2,005,960

Multi-Utilities — 9.1%
CenterPoint Energy, Inc.	161,900	1,950,895
Centrica PLC (United Kingdom)	426,100	1,567,696
CMS Energy Corp.(a)	114,000	1,475,160
NiSource, Inc.	223,200	2,874,816
NorthWestern Corp.(a)	54,200	1,311,640
Sempra Energy	52,600	2,757,818

		11,938,025

Oil, Gas & Consumable Fuels — 9.8%
ARC Energy Trust, UTS, 144A (Canada)	90,000	1,462,891
Baytex Energy Trust, UTS (Canada)	69,100	1,411,186
Bonavista Energy Trust, UTS (Canada)	87,000	1,385,862
Copano Energy LLC, UTS	66,315	1,201,628
Crescent Point Energy Corp. (Canada)	60,400	1,962,404
Freehold Royalty Trust, UTS (Canada)	121,800	1,690,332
Pembina Pipeline Income Fund, UTS (Canada)	80,700	1,131,186
SemGroup Energy Partners LP*(a)	185,600	1,215,680
Vermilion Energy Trust, UTS (Canada)	52,700	1,453,928

		12,915,097

Pharmaceuticals — 5.4%
Abbott Laboratories	23,000	1,034,770
Bristol-Myers Squibb Co.	61,000	1,326,140
Johnson & Johnson	21,200	1,290,868
Roche Holding AG, ADR (Switzerland)	54,400	2,140,096
Wyeth	28,500	1,326,675

		7,118,549

Real Estate Investment Trusts — 7.4%
Annaly Capital Management, Inc.	178,800	3,012,780
Boston Properties, Inc.	28,800	1,523,520
Chimera Investment Corp.	518,800	1,857,304
Digital Realty Trust, Inc.	32,500	1,317,875
MFA Financial, Inc.	269,300	1,992,820

		9,704,299

Software — 1.9%
Microsoft Corp.	107,800	2,535,456

Tobacco — 2.8%
Altria Group, Inc.	82,700	1,449,731
Philip Morris International, Inc.	48,600	2,264,760

		3,714,491

Transportation Infrastructure — 1.0%
Atlantia SpA (Italy)	60,100	1,326,019

Wireless Telecommunication Services — 1.0%
Centennial Communications Corp.*	164,500	1,261,715

TOTAL COMMON STOCKS (cost $117,130,606)		112,538,227

PREFERRED STOCKS — 6.7%
Electric Utilities — 0.7%
Great Plains Energy, Inc., CVT, 2.00%	16,100	940,723

Independent Power Producers & Energy Traders — 1.9%
Constellation Energy Group, Inc., Series A, 8.625%	105,539	2,527,659

Leisure Equipment & Products — 0.9%
Callaway Golf Co., Series B, 144A, 7.50%(d)	10,000	1,110,000

Oil, Gas & Consumable Fuels — 2.0%
Whiting Petroleum Corp., CVT, 6.25%	21,700	2,653,476

Pharmaceuticals — 1.2%
Mylan, Inc., Series, 6.50%	1,800	1,587,600

TOTAL PREFERRED STOCKS (cost $7,429,826)		8,819,458

			Principal
	Interest Maturity	Moody’s	Amount
	Rate Date	Ratings†	(000)#

CONVERTIBLE BONDS
Wireless Telecommunication Services — 3.1%
NII Holdings, Inc.	3.125%, 06/15/12	NR	$2,348	1,957,645
SBA Communications Corp.	4.00%, 10/01/14	NR	2,000	2,152,500

TOTAL CONVERTIBLE BONDS (cost $3,356,037)				4,110,145

CORPORATE BOND — 2.0%
Coal
Arch Coal, Inc., Sr. Notes, 144A(d) (cost $2,534,102)	8.75%, 08/01/16	B1	2,600	2,626,000

TOTAL LONG-TERM INVESTMENTS (cost $130,450,571)				128,093,830

	Shares

SHORT-TERM INVESTMENT — 8.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $10,858,032; includes $6,541,718 of cash collateral for securities on loan)(b)(e)	10,858,032	10,858,032

TOTAL INVESTMENTS(f)— 105.7% (cost $141,308,603)(g)		138,951,862
Liabilities in excess of other assets — (5.7)%		(7,441,269)

NET ASSETS — 100.0%		$131,510,593

The following abbreviations are used in Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVT	Convertible Security

IDS	Income Depository Receipt

NR	Not Rated by Moody’s or Standard & Poor’s

UTS	Unit Trust Security

XNYS	New York Stock Exchange

XTSE	Toronto Stock Exchange

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of July 31, 2009. Rating of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $6,231,360; cash collateral of $6,541,718 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Private Placement restricted as to resale and does not have a readily available market. The original cost of such security was $2,000,000. The value of $2,079,938 is approximately 1.6% of net assets.

(d)	Indicates a security that has been deemed illiquid.

(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(f)	As of July 31, 2009, 1 security representing $2,079,937 and 1.6% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(g)	The United States federal income tax basis of the Schedule of Investments was $141,342,561; accordingly, net unrealized depreciation on investments for federal income tax purposes was $2,390,699 (gross unrealized appreciation $11,481,225; gross unrealized depreciation $13,871,924). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$110,458,290	$—	$2,079,937
Preferred Stocks	8,819,458	—	—
Convertible Bonds	—	4,110,145	—
Corporate Bond	—	2,626,000	—
Affiliated Money Market Mutual Fund	10,858,032	—	—

	$130,135,780	$6,736,145	$2,079,937

Other Financial Instruments*	—	—	—

Total	$130,135,780	$6,736,145	$2,079,937

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stocks
Balance as of 10/31/08	$4,269,167
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	79,937
Net purchases (sales)	—
Transfers in and/or out of Level 3	(2,269,167)

Balance as of 7/31/09	$2,079,937

Notes to Schedules of lnvestments (Unaudited)
Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.
Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).
Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.
The Funds may hold up to 15% of their respective net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.
Investments in mutual funds (other than ETF’s, which are valued as exchange traded securities), are valued at the closing net asset value per share of each underlying fund as reported on each business day.
Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.
Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures
(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 — Attached hereto.
SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Mutual Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 23, 2009
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 23, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 23, 2009

*	Print the name and title of each signing officer under his or her signature.